NET LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	1,535,240	509,820	978,557	520,856
Restricted Stock [Member]
Anti-dilutive securities	29,188	20,211